Cover	12 Months Ended
Dec. 31, 2025
Cover [Abstract]
Entity Registrant Name	SUI GROUP HOLDINGS LIMITED
Entity Central Index Key	0001425355
Document Type	PRE 14A
Amendment Flag	false
Document Period End Date	Dec. 31, 2025